Fees Summary	Jan. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,408,000
Previously Paid Amount	0.00
Total Fee Amount	368.66
Total Offset Amount	0.00
Net Fee	368.66
Narrative - Max Aggregate Offering Price	$ 2,408,000
Final Prospectus	true